Revenues (Tables)	12 Months Ended
Dec. 31, 2014
Revenues
Schedule of revenues

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Pay-for-performance services	446,550	772,114	1,666,653	268,616
Display advertising services	46,670	63,503	87,894	14,166
Other services	8,505	15,305	2,208	356

Total	501,725	850,922	1,756,755	283,138

Schedule of revenue from pay-for-performance services which comprised of travel services

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Flights and flight related	307,708	551,123	1,171,229	188,768
Hotels	125,779	194,030	347,281	55,972
Others	13,063	26,961	148,143	23,876

Total	446,550	772,114	1,666,653	268,616